Organization (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)		Mar. 13, 2025	Mar. 12, 2025 shares	Dec. 31, 2024 USD ($)	[3]
Organization [Line Items]
Exchange ratio						0.204
Net loss	$ (142,713)	$ (2,819)	$ (91,031)	$ (7,491)	[1]
Loss on fair market value of financial instruments	(134,662)	$ 229	(74,362)	230	[1]
Net cash used in operating activities			(18,238)	$ (8,277)	[2]
Cash and cash equivalents	$ 121,791		$ 121,791					$ 16,761
Pre-Domestication Warrants [Member]
Organization [Line Items]
Warrant exercisable (in Shares) | shares							1
Class A Ordinary Shares [Member]
Organization [Line Items]
Warrant exercisable (in Shares) | shares							1
Common Stock [Member] | USA Rare Earth, Inc [Member]
Organization [Line Items]
Warrant exercisable (in Shares) | shares							1

[1]	Recast
[2]	Recast
[3]	Recast